SHARE CAPITAL	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Share capital	SHARE CAPITAL
In May 2025, at the 2025 Annual General Meeting of Shareholders ("AGM"), the Company's shareholders approved (i) the reduction of the Company's Share Premium Account (Recognized as Additional paid-in capital in the Consolidated Statements of Changes in Shareholders’ Equity) of the Company by $200.0 million and (ii) the credit of a corresponding amount resulting from the reduction to the Company’s Contributed Surplus account, with effect from May 8 2025. The purpose of this proposal is primarily to increase the ability of the Company to make distributions to its shareholders.
As at June 30, 2026, the Company had an issued share capital of $0.5 million divided into 54,520,325 ordinary shares, par value $0.01 per share (December 31, 2025: $0.5 million divided into 54,520,325 ordinary shares, par value $0.01 per share).
As at June 30, 2026, the Company had Additional Paid in Capital of $704.3 million (December 31, 2025: $704.3 million).
In the six months ended June 30, 2026, the Company paid a cash distribution out of the Company's Contributed Surplus account of $0.75 per share for the fourth quarter of 2025 and first quarter of 2026. As at June 30, 2026, the Company had Contributed Surplus of $140.1 million (December 31, 2025: $221.3 million).